NOTES PAYABLE - Schedule of Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior secured notes	$ 150,000	$ 150,000	$ 0
Equipment note payable	1,266	1,654	0
Notes payable under 2012 credit agreement		0	81,137
Unamortized loan discount		0	(449)
Net note payable		0	80,688
Notes payable to related parties		0	12,906
Total notes payable outstanding	151,266	151,654	93,594
Less current portion:
Notes payable under 2012 credit agreement		0	800
Current portion of notes payable to related parties		0	500
Equipment note payable	1,266	1,654	0
Total current portion of notes payable		1,654	1,300
Total long-term portion of notes payable	150,000	150,000	92,294
Former SAE Common Stockholders
Debt Instrument [Line Items]
Notes payable to related parties		0	12,406
Directors
Debt Instrument [Line Items]
Notes payable to related parties		$ 0	$ 500